COMBINED FINANCIAL INFORMATION - Income Statement (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
COMBINED FINANCIAL INFORMATION - Income Statement
Revenue	CAD 222,638	CAD 223,401
General and administrative expenses	26,066	27,960
Proxy contest expenses	5,866
Interest expense and other financing costs, net	19,471	19,587
Early redemption costs of unsecured debentures		11,920
Other costs and expenses, net	10,207	7,971
Fair value gains on investment properties, net	(212,106)	(175,924)
Fair value losses on financial instruments	823	1,150
Acquisition transaction costs	718
Loss on sale of investment properties	427	2,420
Income before income taxes	371,166	328,317
Income tax expense	13,418	47,625
Net income	357,748	280,692
Less net income attributable to non-controlling interests	46	1,367
Net income attributable to stapled unitholders	357,702	279,325
Granite REIT
COMBINED FINANCIAL INFORMATION - Income Statement
Revenue	222,638	223,401
General and administrative expenses	26,066	27,960
Proxy contest expenses	5,866
Interest expense and other financing costs, net	19,471	19,587
Early redemption costs of unsecured debentures		11,920
Other costs and expenses, net	10,207	7,971
Fair value gains on investment properties, net	(212,106)	(175,924)
Fair value losses on financial instruments	823	1,150
Acquisition transaction costs	718
Loss on sale of investment properties	427	2,420
Income before income taxes	371,166	328,317
Income tax expense	13,418	47,625
Net income	357,748	280,692
Less net income attributable to non-controlling interests	50	1,370
Net income attributable to stapled unitholders	357,698	279,322
Granite GP
COMBINED FINANCIAL INFORMATION - Income Statement
Share of (income) loss of Granite LP	(4)	(3)
Income before income taxes	4	3
Net income	4	3
Net income attributable to stapled unitholders	4	3
Eliminations/Adjustments
COMBINED FINANCIAL INFORMATION - Income Statement
Share of (income) loss of Granite LP	4	3
Income before income taxes	(4)	(3)
Net income	(4)	(3)
Less net income attributable to non-controlling interests	CAD (4)	CAD (3)